Rights of use asset and lease liability - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Rights of use asset and lease liability
Balance	$ 390
Additions	1,124	$ 482
Lease payments	(315)	(108)
Interest on lease payments	47	17
Effect of movement in foreign exchange rates	5	(1)
Balance	1,251	390
Lease liabilities - current portion	512	182
Lease liabilities - non-current	$ 739	$ 208